Income Tax - Current and net deferred tax recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Taxes [Abstract]
Current tax—credited (debited) directly to equity	$ 0	$ 401
Net deferred tax—credited (debited) directly to equity	(40,091)	34,517
Current and deferred tax recognized directly in equity	$ (40,091)	$ 34,918